Subsequent Events (Details Textual) (USD $)	0 Months Ended	1 Months Ended	3 Months Ended				3 Months Ended												6 Months Ended			6 Months Ended																	6 Months Ended		6 Months Ended		6 Months Ended		12 Months Ended
	Mar. 13, 2014	Dec. 27, 2013	Jun. 30, 2014	Dec. 31, 2013	Aug. 29, 2013	Dec. 31, 2012	Jun. 30, 2014 Common Class A One [Member]	Jun. 30, 2014 Common Class A Two [Member]	Jun. 30, 2014 Common Class A Three [Member]	Jun. 30, 2014 Common Class B One [Member]	Jun. 30, 2014 Common Class B Two [Member]	Jun. 30, 2014 Common Class B Three [Member]	Jun. 30, 2014 Monthly Dividends [Member] Common Class A One [Member]	Jun. 30, 2014 Monthly Dividends [Member] Common Class A Two [Member]	Jun. 30, 2014 Monthly Dividends [Member] Common Class A Three [Member]	Jun. 30, 2014 Monthly Dividends [Member] Common Class B One [Member]	Jun. 30, 2014 Monthly Dividends [Member] Common Class B Two [Member]	Jun. 30, 2014 Monthly Dividends [Member] Common Class B Three [Member]	Jun. 30, 2014 BR Orlando JV [Member]	Dec. 31, 2011 Creekside [Member]	Jun. 30, 2011 Creekside [Member]	Jun. 30, 2014 Subsequent Event [Member] Common Class A One [Member]	Jun. 30, 2014 Subsequent Event [Member] Common Class A Two [Member]	Jun. 30, 2014 Subsequent Event [Member] Common Class A Three [Member]	Jun. 30, 2014 Subsequent Event [Member] Common Class B One [Member]	Jun. 30, 2014 Subsequent Event [Member] Common Class B Two [Member]	Jun. 30, 2014 Subsequent Event [Member] Common Class B Three [Member]	Jun. 30, 2014 Subsequent Event [Member] Monthly Dividends [Member]	Jun. 30, 2014 Subsequent Event [Member] Monthly Dividends [Member] Common Class A One [Member]	Jun. 30, 2014 Subsequent Event [Member] Monthly Dividends [Member] Common Class A Two [Member]	Jun. 30, 2014 Subsequent Event [Member] Monthly Dividends [Member] Common Class A Three [Member]	Jun. 30, 2014 Subsequent Event [Member] Monthly Dividends [Member] Common Class B One [Member]	Jun. 30, 2014 Subsequent Event [Member] Monthly Dividends [Member] Common Class B Two [Member]	Jun. 30, 2014 Subsequent Event [Member] Monthly Dividends [Member] Common Class B Three [Member]	Jun. 30, 2014 Subsequent Event [Member] BR Alexan [Member]	Jun. 30, 2014 Subsequent Event [Member] BR Alexan [Member] Bluerock Growth Fund, LLC [Member]	Jun. 30, 2014 Subsequent Event [Member] BR Alexan [Member] Fund II [Member]	Jun. 30, 2014 Subsequent Event [Member] BR Alexan [Member] Fund III [Member]	Jun. 30, 2014 Subsequent Event [Member] BR Alexan [Member] Bluerock Residential Growth REIT, Inc [Member]	Jun. 30, 2014 Subsequent Event [Member] BR Alexan [Member] BRG Co-Investor [Member]	Jun. 30, 2014 Subsequent Event [Member] BR Orlando JV [Member]	Jun. 30, 2014 Subsequent Event [Member] BR Orlando JV [Member] Bluerock Growth Fund, LLC [Member]	Jun. 30, 2014 Subsequent Event [Member] BR Orlando JV [Member] Bluerock Residential Growth REIT, Inc [Member]	Jun. 30, 2014 Subsequent Event [Member] BR Orlando JV [Member] Fund I [Member]	Dec. 31, 2013 Subsequent Event [Member] Creekside [Member]
Subsequent Event [Line Items]
Equity Method Investment, Ownership Percentage					28.36%															33.33%	35.33%																								24.706%
Proceeds From Sale Of Property																																													$ 19,600,000
Aggregate Indebtedness, Total																																													12,600,000
Proceeds Towards Earnest Money																																													250,000
Net Proceeds From Sale Of Property																																													1,350,000
Real Estate Investments, Net, Total			308,105,722	163,005,344		146,589,933																														6,500,000	6,274,000	4,360,000	6,564,557			3,629,345	3,629,345	4,885,290
Preferred Membership Investment Percentage																																				37.93%	36.62%	25.45%	100.00%			100.00%
Preferred Return On Investment, Percentage																																							15.00%				15.00%
Real Estate Investments, Funded Amount																																							4,382,974	14,480,886
Real Estate Investments, Amount To Be Funded																																							$ 2,181,583	$ 2,653,114
Preferred Return On Investment Decrease, Percentage																																			7.00%
Preferred Return On Investment Accrual, Percentage																																			20.00%						20.00%
Right Conversion Of Preferred ship interest, If Property Units Leased, Percentage																																			70.00%						70.00%
Expected Common Membership Interest Percentage																																			18.50%						31.00%
Dividends Payable, Date Declared			Apr. 08, 2014																			Apr. 08, 2014	Jul. 10, 2014					Jul. 10, 2014
Dividends Payable, Amount Per Share																											$ 0.096666
Dividends Payable, Date of Record							Apr. 25, 2014	May 25, 2014	Jun. 25, 2014	Apr. 25, 2014	May 25, 2014	Jun. 25, 2014	Apr. 25, 2014	May 25, 2014	Jun. 25, 2014	Apr. 25, 2014	May 25, 2014	Jun. 25, 2014				Jun. 25, 2014	Jul. 25, 2014	Sep. 25, 2014	Jul. 25, 2014	Aug. 25, 2014	Sep. 25, 2014		Jul. 25, 2014	Aug. 25, 2014	Sep. 25, 2014	Jul. 25, 2014	Aug. 25, 2014	Sep. 25, 2014
Common Stock, Dividends, Per Share, Declared	$ 0.05369868	$ 0.05945211					$ 0.096666	$ 0.096667	$ 0.096667	$ 0.096666	$ 0.096667	$ 0.096667	$ 0.29	$ 0.29	$ 0.29	$ 0.29	$ 0.29	$ 0.29				$ 0.096667	$ 0.096667		$ 0.096667	$ 0.096667			$ 0.29	$ 0.29	$ 0.29	$ 0.29	$ 0.29	$ 0.29
Dividends Payable, Date to be Paid													May 05, 2014	Jun. 05, 2014	Jul. 05, 2014	May 05, 2014	Jun. 05, 2014	Jul. 05, 2014				Jul. 05, 2014	Aug. 05, 2014		Jul. 05, 2014	Aug. 05, 2014			Aug. 05, 2014	Sep. 05, 2014	Oct. 05, 2014	Aug. 05, 2014	Sep. 05, 2014	Oct. 05, 2014
Date Of Preferred Equity Investment																			Jul. 30, 2014
Preferred Return On Investment In Case Of Additional Capital Contribution, Percentage																																									20.00%